Reserves - Summary of Other Components of Equity (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of other components of equity [line items]
Other components of equity	¥ (161,359)	$ (24,935)	¥ (105,422)
Foreign currency translation reserve [member]
Disclosure of other components of equity [line items]
Other components of equity	(89,925)	(13,896)	(36,091)
Performance shares reserves [member]
Disclosure of other components of equity [line items]
Other components of equity	19,758	3,053	19,758
Premium paid for acquisition of non-controlling interests [member]
Disclosure of other components of equity [line items]
Other components of equity	(11,472)	(1,773)	(11,472)
Fair value reserve of financial assets at FVOCI
Disclosure of other components of equity [line items]
Other components of equity	¥ (79,720)	$ (12,319)	¥ (77,617)